Expenses by Nature - Summary of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Raw material used, changes in inventories and others	₩ 35,584,184	₩ 30,177,732	₩ 33,939,108
Employee benefits expenses	3,357,861	3,444,276	3,472,295
Outsourced processing cost	7,074,948	7,678,055	8,681,271
Electricity expenses	933,045	1,018,429	1,251,546
Depreciation	2,887,646	2,835,843	2,836,663
Amortization	409,774	378,004	381,583
Freight and custody expenses	1,336,969	1,342,009	1,531,906
Sales commissions	115,925	94,377	80,165
Loss on disposal of property, plant and equipment	151,343	86,622	101,732
Impairment loss on property, plant and equipment	117,231	196,882	136,269
Impairment loss on goodwill and intangible assets	167,995	127,875	161,412
Increase to provisions	215,383	189,914	86,903
Donations	51,424	43,810	62,957
Other expenses	4,038,242	3,258,583	4,861,126
Expenses by nature	56,441,970	50,872,411	57,584,936
Wages and salaries	3,105,364	3,016,488	3,186,237
Expenses related to post-employment benefits	252,497	427,788	286,058
Employee benefits expenses	₩ 3,357,861	₩ 3,444,276	₩ 3,472,295